Commitments and Contingencies - Disputes Regarding the Law on the Protection of Competition - Additional Information (Detail) - Disputes regarding the law on the protection of competition [member]
₺ in Thousands
12 Months Ended
Dec. 31, 2017 TRY (₺)
Disclosure of commitments and contingencies [Line Items]
Administrative fines on protection of competition	₺ 91,942
Litigation settlement amount	₺ 113,084